Inventories (Details) - Schedule of inventories - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Goods and finished products	S/ 18,903	S/ 24,720
Work in progress	186,281	134,358
Raw materials	397,096	243,139
Packages and packing	5,245	7,262
Fuel	3,642	3,498
Spare parts and supplies	260,742	183,056
Inventory in transit	13,060	9,149
Inventories	S/ 884,969	S/ 605,182